Income Taxes - Schedule of Income Tax Provision (Benefit) (Details) - USD ($)	2 Months Ended	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2015	Dec. 31, 2014
Income Tax Disclosure [Abstract]
Current Federal
Current State
Total current
Deferred Federal		$ 14,722	$ 11,247
Deferred State
Change in valuation allowance		$ (14,722)	$ (11,247)
Total deferred
Income tax provision (benefit)